Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 9,499	$ 12,797	$ 26,179
Prepaid expenses	1,670	6,668	0
Total Current Assets	11,169	19,465	26,179
Total Assets	11,169	19,465	26,179
CURRENT LIABILITIES:
Accrued expenses	625	350	1,275
Advances from related party	3,000	3,000	0
Total Current Liabilities	3,625	3,350	1,275
STOCKHOLDERS' EQUITY:
Common stock at $0.001 par value: 50,000,000 shares authorized, 32,574,360 shares issued and outstanding as of March 31, 2012 and December 31, 2011 and 29,640,000 shares issued and outstanding as of December 31, 2010	32,574	32,574	29,640
Additional paid-in capital	1,603,894	1,603,894	1,460,110
Deficit accumulated during the development stage	(1,628,924)	(1,620,353)	(1,464,846)
Total Stockholders' Equity	7,544	16,115	24,904
Total Liabilities and Stockholders' Equity	$ 11,169	$ 19,465	$ 26,179